Costs of Sales	12 Months Ended
Dec. 31, 2023
Costs of Sales
Costs of Sales

Note 14 – Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	2023	2022
Costs of stream sales	$164.5	$158.2
Mineral production taxes	2.1	2.1
Mining costs of sales	$166.6	$160.3
Energy costs of sales	12.7	16.6
	$179.3	$176.9